Change of Functional Currency and Presentation Currency - Restated Statement of Comprehensive Income due to Change in Functional Currency (Detail)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares shares		Dec. 31, 2016 CLP ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2015 CLP ($) $ / shares shares
Change In Functional Currency And Presentation Currency Of Comprehensive Income [Line Items]
Total Revenue and Other Operating Income		$ 10,540,327	$ 7,686,133	[1]		$ 8,097,386	[1]
Raw materials and consumables used		(5,985,112)	(3,911,769)	[1]		(4,241,880)	[1]
Contribution Margin		4,555,215	3,774,364	[1]		3,855,506	[1]
Operating income		2,219,399	1,800,020	[1]		1,916,511	[1]
Income before taxes		1,645,648	1,376,069	[1]		1,954,778	[1]
INCOME AFTER TAX FROM CONTINUING OPERATIONS		1,126,514	844,608	[1]		1,154,938	[1]
Income after tax from discontinued operations	[1]		170,263			593,118
Net Income	[1]	1,126,514	1,014,871			1,748,056
Other comprehensive income (loss)	[1]	(89,930)	197,139			(1,161,407)
TOTAL COMPREHENSIVE INCOME	[1]	1,036,584	1,212,010			586,649
Net income attributable to:
Shareholders of Enel Américas		709,043	566,497	[1]		1,010,504	[1]
Non-controlling interests		417,471	448,374	[1]		737,552	[1]
NET INCOME	[1]	1,126,514	1,014,871			1,748,056
Comprehensive income attributable to:
Shareholders of Enel Américas		650,731	788,647	[1]		221,740	[1]
Non-controlling interests		385,853	423,363	[1]		364,909	[1]
TOTAL COMPREHENSIVE INCOME	[1]	$ 1,036,584	$ 1,212,010			$ 586,649
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations | $ / shares		$ 0.01234	$ 0.00907	[1]		$ 0.01275	[1]
Basic and diluted earnings per share from discontinued operations | $ / shares	[1]		0.00232			0.00784
Basic and diluted earnings per share | $ / shares		$ 0.01234	$ 0.01139	[1]		$ 0.02059	[1]
Previously Stated [Member]
Change In Functional Currency And Presentation Currency Of Comprehensive Income [Line Items]
Total Revenue and Other Operating Income					$ 5,197,285,970			$ 5,301,439,578
Raw materials and consumables used					(2,645,098,805)			(2,777,201,512)
Contribution Margin					2,552,187,165			2,524,238,066
Operating income					1,217,155,025			1,254,758,486
Income before taxes					930,483,597			1,279,812,171
Income tax expense, discontinued operations					(359,368,522)			(523,663,212)
INCOME AFTER TAX FROM CONTINUING OPERATIONS					571,115,075			756,148,959
Income after tax from discontinued operations					115,130,387			388,320,526
Net Income			$ 1,014,871	[1]	686,245,462	$ 1,748,063	[1]	1,144,469,485
Other comprehensive income (loss)			672,013	[1]	133,302,988	(3,030,254)	[1]	(760,384,644)
TOTAL COMPREHENSIVE INCOME			1,686,884	[1]	819,548,450	(1,282,191)	[1]	384,084,841
Net income attributable to:
Shareholders of Enel Américas					383,059,534			661,586,917
Non-controlling interests					303,185,928			482,882,568
NET INCOME			1,014,871	[1]	686,245,462	1,748,063	[1]	1,144,469,485
Comprehensive income attributable to:
Shareholders of Enel Américas					533,275,016			145,175,235
Non-controlling interests					286,273,434			238,909,606
TOTAL COMPREHENSIVE INCOME			$ 1,686,884	[1]	$ 819,548,450	$ (1,282,191)	[1]	$ 384,084,841
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations | $ / shares					$ 6.1300			$ 8.3500
Basic and diluted earnings per share from discontinued operations | $ / shares					1.5700			5.1300
Basic and diluted earnings per share | $ / shares					$ 7.7000			$ 13.4800
Weighted average number of shares of common stock | shares			49,768,783,340		49,768,783,340	49,092,772,762		49,092,772,762
As Restated [Member]
Change In Functional Currency And Presentation Currency Of Comprehensive Income [Line Items]
Total Revenue and Other Operating Income			$ 7,686,133			$ 8,097,386
Raw materials and consumables used			(3,911,769)			(4,241,880)
Contribution Margin			3,774,364			3,855,506
Operating income			1,800,020			1,916,510
Income before taxes			1,376,069			1,954,777
Income tax expense, discontinued operations			(531,461)			(799,840)
INCOME AFTER TAX FROM CONTINUING OPERATIONS			844,608			1,154,938
Income after tax from discontinued operations			170,263			593,118
Net Income			1,014,871			1,748,056
Other comprehensive income (loss)			197,139			(1,161,407)
TOTAL COMPREHENSIVE INCOME			1,212,010			586,649
Net income attributable to:
Shareholders of Enel Américas			566,497			1,010,504
Non-controlling interests			448,374			737,552
NET INCOME			1,014,871			1,748,056
Comprehensive income attributable to:
Shareholders of Enel Américas			788,647			221,740
Non-controlling interests			423,363			364,909
TOTAL COMPREHENSIVE INCOME			$ 1,212,010			$ 586,649
Basic and diluted earnings per share
Basic and diluted earnings per share from continuing operations | $ / shares			$ 0.00907			$ 0.01275
Basic and diluted earnings per share from discontinued operations | $ / shares			0.00232			0.00784
Basic and diluted earnings per share | $ / shares			$ 0.01139			$ 0.02059
Weighted average number of shares of common stock | shares			49,768,783,340		49,768,783,340	49,092,772,762		49,092,772,762

[1]	As Restated